Reinsurance - Insurance Revenues (Details) - Other reinsurers - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Fee Income Earned Premium and Other Life	$ 1,173	$ 1,210	$ 2,221	$ 2,375
Assumed From Other Companies	69	64	125	115
Ceded Premiums Earned	(801)	(812)	(1,570)	(1,627)
Net Amount	$ 441	$ 462	$ 776	$ 863